Condensed Consolidated Statements of Comprehensive Loss (Unaudited) - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2018	Jun. 30, 2017
Statement of Comprehensive Income [Abstract]
Loss	$ (9,415)	$ (4,981)
Other comprehensive income (loss):
Foreign currency translation adjustments	(307)	1,002
Comprehensive loss	$ (9,722)	$ (3,979)